Credit card receivables (Details 4)	12 Months Ended
Dec. 31, 2025
Grade One [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	<1%
[custom:DescriptionOfCreditQuality1]	Strong
Grade Two [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	1.0% to 5.0%
[custom:DescriptionOfCreditQuality1]	Strong
Grade Three [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	5.0% to 20.0%
[custom:DescriptionOfCreditQuality1]	Satisfactory
Grade Four [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	20.0% to 35.0%
[custom:DescriptionOfCreditQuality1]	Higher Risk
Grade Five [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	>35%
[custom:DescriptionOfCreditQuality1]	Higher Risk
Grade Five [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault]	100%
[custom:DescriptionOfCreditQuality1]	Higher Risk